Acquisitions	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS

NOTE 15: ACQUISITIONS

Trend Discovery Holdings, Inc.

On May 31, 2019, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Trend Discovery Holdings Inc., a Delaware corporation ("Trend Holdings") for the Company to acquire 100% of Trend Holdings pursuant to a merger of Trend Holdings with and into the Company (the "Merger"). The Merger was completed as agreed in the Merger Agreement, the Company is the surviving entity in the Merger and the separate corporate existence of Trend Holdings has ceased to exist. Pursuant to the Merger, each of the 1,000 issued and outstanding shares of common stock of Trend Holdings was converted into 5,500 shares of the Company's common stock. No cash was paid relating to the acquisition.

The Company acquired the assets and liabilities noted below in exchange for the 5,500 shares and accounted for the acquisition in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Cash	$3
Receivables	10
Other assets	2
Goodwill	3,222
$3,237

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. In order to ultimately determine the fair values of tangible and intangible assets acquired and liabilities assumed for Trend Holdings, we have engaged a third-party independent valuation specialist. The Company has recognized the purchase price allocations based on historical inputs and data as of May 31, 2019. The allocation of the purchase price is based on the best information available, amongst other things: (i) the valuation of the fair values and useful lives of tangible assets acquired; (ii) valuations and useful lives for intangible assets; (iii) valuation of accounts payable and accrued expenses; and (iv) the fair value of non-cash consideration.

The Company had an independent valuation consultant confirm the valuation of Trend Holdings and the allocation of the intangible assets.

The goodwill is not expected to be deductible for tax purposes.

Banner Midstream

On March 27, 2020, the Company and Banner Energy, a Nevada corporation ("Banner Parent"), entered into a Stock Purchase and Sale Agreement (the "Banner Purchase Agreement") to acquire Banner Midstream Corp., a Delaware corporation ("Banner Midstream"). Pursuant to the acquisition, Banner Midstream became a wholly-owned subsidiary of the Company and Banner Parent received shares of the Company's common stock in exchange for all of the issued and outstanding shares of Banner Midstream.

Banner Midstream has four operating subsidiaries: Pinnacle Frac Transport LLC ("Pinnacle Frac"), Capstone Equipment Leasing LLC ("Capstone"), White River Holdings Corp. ("White River"), and Shamrock Upstream Energy LLC ("Shamrock"). Pinnacle Frac provides transportation of frac sand and logistics services to major hydraulic fracturing and drilling operations. Capstone procures and finances equipment to oilfield transportation service contractors. These two operating subsidiaries of Banner Midstream are revenue producing entities. White River and Shamrock are engaged in oil and gas exploration, production, and drilling operations on over 10,000 cumulative acres of active mineral leases in Texas, Louisiana, and Mississippi.

The Company issued 8,945 shares of common stock (which Banner Parent issued to certain of its noteholders) and assumed $11,774 in debt and lease liabilities of Banner Midstream. The Company's Chief Executive Officer and another director recused themselves from all board discussions on the acquisition of Banner Midstream as they are stockholders and/or noteholders of Banner Midstream. The transaction was approved by all of the disinterested members of the Board of Directors of the Company. The Chairman and CEO of Banner Parent is a former officer of the Company and is currently the Principal Accounting Officer of the Company and Chief Executive Officer and President of Banner Midstream.

The Company acquired the assets and liabilities noted below in exchange for the 8,945 shares and accounted for the acquisition in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash (including restricted cash)	$205
Accounts receivables	110
Prepaid expenses and other current assets	585
Machinery and equipment	3,426
Oil and gas properties	6,135
Customer relationships	2,100
Trade name	250
Right of use assets	731
Assets of discontinued operations	249
Goodwill	8,364
Accounts payable	(268)
Accrued liabilities	(2,362)
Due to prior owners	(2,362)
Lease liabilities	(732)
Liabilities of discontinued operations	(228)
Asset retirement obligation	(295)
Notes payable – related parties	(1,844)
Long-term debt	(6,836)
$4,866

The consideration paid for Banner Midstream was in the form of 8,945 shares of stock at a fair value of $0.544 per share or $4,867. The Company had an independent valuation consultant perform a valuation of Banner Midstream.

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. In order to determine the fair values of tangible and intangible assets acquired and liabilities assumed for Banner Midstream, we have engaged a third-party independent valuation specialist. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of March 27, 2020. The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the reserves and intangible assets acquired; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

During the measurement period (which is the period required to obtain all necessary information that existed at the acquisition date, or to conclude that such information is unavailable, not to exceed one year), additional assets or liabilities may be recognized, or there could be changes to the amounts of assets or liabilities previously recognized on a preliminary basis, if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of these assets or liabilities as of that date.

The goodwill is not expected to be deductible for tax purposes.

The following table shows the unaudited pro-forma results for the years ended March 31, 2020 and 2019, as if the acquisition had occurred on April 1, 2018. These unaudited pro forma results of operations are based on the historical financial statements and related notes of Trend Holdings, Banner Midstream (which includes White River and Shamrock) and the Company.

	Years Ended
	March 31,
	2020	2019
	(Unaudited)	(Unaudited)

Revenues	$16,297	$10,101
Net loss	$(17,618)	$(17,351)
Net loss per share	$(0.28)	$(0.34)